Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	MS-EWSP-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.52%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)	648,770	$13,766,899
Omnicom Group, Inc.	195,121	15,094,561
		28,861,460
Aerospace & Defense–2.50%
Arconic, Inc.	780,699	17,097,308
Boeing Co. (The)	34,162	11,670,081
General Dynamics Corp.	86,884	13,972,685
Harris Corp.	89,226	16,702,215
Huntington Ingalls Industries, Inc.	72,131	14,795,511
L3 Technologies, Inc.	69,312	16,777,663
Lockheed Martin Corp.	47,964	16,237,733
Northrop Grumman Corp.	52,308	15,862,401
Raytheon Co.	79,857	13,935,046
Textron, Inc.	282,488	12,796,706
TransDigm Group, Inc.(b)	33,752	14,882,944
United Technologies Corp.	116,392	14,700,310
		179,430,603
Agricultural & Farm Machinery–0.18%
Deere & Co.	90,780	12,724,633
Agricultural Products–0.18%
Archer-Daniels-Midland Co.	344,349	13,195,454
Air Freight & Logistics–0.73%
C.H. Robinson Worldwide, Inc.	165,086	13,145,798
Expeditors International of Washington, Inc.	193,734	13,481,949
FedEx Corp.	84,032	12,964,457
United Parcel Service, Inc. Class B	135,312	12,573,191
		52,165,395
Airlines–0.97%
Alaska Air Group, Inc.	259,530	15,104,646
American Airlines Group, Inc.	452,370	12,318,035
Delta Air Lines, Inc.	291,089	14,991,084
Southwest Airlines Co.	278,832	13,272,403
United Continental Holdings, Inc.(b)	175,183	13,602,960
		69,289,128
Alternative Carriers–0.17%
CenturyLink, Inc.	1,173,589	12,264,005
Apparel Retail–0.86%
Foot Locker, Inc.	240,264	9,454,389
Gap, Inc. (The)	556,696	10,399,081
L Brands, Inc.	557,557	12,522,730
Ross Stores, Inc.	162,083	15,072,098
TJX Cos., Inc. (The)	284,604	14,312,735
		61,761,033
Apparel, Accessories & Luxury Goods–1.23%
Capri Holdings Ltd.(b)	331,233	10,758,448
Hanesbrands, Inc.	789,236	11,720,154
PVH Corp.	130,894	11,150,860
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Ralph Lauren Corp.	118,261	$12,432,779
Tapestry, Inc.	430,386	12,291,824
Under Armour, Inc., Class A(b)	351,537	8,015,044
Under Armour, Inc. Class C(b)	360,419	7,291,276
VF Corp.	182,117	14,911,740
		88,572,125
Application Software–1.66%
Adobe, Inc.(b)	56,665	15,350,548
ANSYS, Inc.(b)	81,356	14,603,402
Autodesk, Inc.(b)	94,736	15,243,970
Cadence Design Systems Inc.(b)	244,001	15,511,144
Citrix Systems, Inc.	144,380	13,589,046
Intuit, Inc.	58,707	14,374,409
salesforce.com, inc.(b)	93,093	14,095,211
Synopsys, Inc.(b)	139,875	16,287,045
		119,054,775
Asset Management & Custody Banks–1.73%
Affiliated Managers Group, Inc.	139,026	11,653,159
Ameriprise Financial, Inc.	116,084	16,046,291
Bank of New York Mellon Corp. (The)	280,403	11,970,404
BlackRock, Inc.	34,262	14,237,917
Franklin Resources, Inc.	460,745	14,660,906
Invesco Ltd.(c)	774,417	15,132,108
Northern Trust Corp.	161,232	13,788,561
State Street Corp.	211,969	11,711,287
T. Rowe Price Group, Inc.	149,061	15,076,030
		124,276,663
Auto Parts & Equipment–0.34%
Aptiv PLC	176,490	11,302,420
BorgWarner, Inc.	378,775	13,438,937
		24,741,357
Automobile Manufacturers–0.40%
Ford Motor Co.	1,714,388	16,320,974
General Motors Co.	379,971	12,668,233
		28,989,207
Automotive Retail–0.90%
Advance Auto Parts, Inc.	95,111	14,742,205
AutoZone, Inc.(b)	15,443	15,861,660
CarMax, Inc.(b)	247,261	19,355,591
O’Reilly Automotive, Inc.(b)	39,645	14,722,963
		64,682,419
Biotechnology–1.66%
AbbVie, Inc.	186,067	14,273,200
Alexion Pharmaceuticals, Inc.(b)	112,177	12,752,281
Amgen, Inc.	79,808	13,303,994
Biogen, Inc.(b)	46,877	10,279,657
Celgene Corp.(b)	170,910	16,029,649
Gilead Sciences, Inc.	228,295	14,211,364
Incyte Corp.(b)	175,780	13,821,581
Regeneron Pharmaceuticals, Inc.(b)	35,851	10,816,964

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	81,434	$13,532,702
		119,021,392
Brewers–0.19%
Molson Coors Brewing Co. Class B	242,810	13,349,694
Broadcasting–0.56%
CBS Corp. Class B	294,534	14,220,101
Discovery, Inc., Class A(b)	157,518	4,293,941
Discovery, Inc. Class C(b)	362,026	9,282,347
Fox Corp., Class A	243,120	8,565,117
Fox Corp. Class B	111,887	3,883,598
		40,245,104
Building Products–0.99%
A.O. Smith Corp.	283,765	11,492,482
Allegion PLC	164,072	15,923,188
Fortune Brands Home & Security, Inc.	312,381	15,013,031
Johnson Controls International PLC	402,316	15,497,212
Masco Corp.	367,867	12,845,916
		70,771,829
Cable & Satellite–0.67%
Charter Communications, Inc., Class A(b)	42,765	16,113,852
Comcast Corp., Class A	377,981	15,497,221
DISH Network Corp., Class A(b)	454,650	16,417,412
		48,028,485
Casinos & Gaming–0.37%
MGM Resorts International	544,722	13,520,000
Wynn Resorts, Ltd.	120,704	12,955,160
		26,475,160
Commodity Chemicals–0.34%
Dow, Inc.	252,872	11,824,295
Lyondell Chemical Co., Class A	165,654	12,299,809
		24,124,104
Communications Equipment–0.96%
Arista Networks, Inc.(b)	52,577	12,859,808
Cisco Systems, Inc.	282,654	14,706,488
F5 Networks, Inc.(b)	91,366	12,067,621
Juniper Networks, Inc.	561,897	13,828,285
Motorola Solutions, Inc.	103,961	15,588,952
		69,051,154
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	214,266	13,428,050
Construction & Engineering–0.56%
Fluor Corp.	395,266	10,956,773
Jacobs Engineering Group, Inc.	200,766	15,115,672
Quanta Services, Inc.	410,206	14,258,761
		40,331,206
Construction Machinery & Heavy Trucks–0.76%
Caterpillar, Inc.	109,897	13,166,759
Cummins, Inc.	93,388	14,079,175
PACCAR, Inc.	214,457	14,115,560
Wabtec Corp.	205,863	12,841,734
		54,203,228
Shares		Value
Construction Materials–0.44%
Martin Marietta Materials, Inc.	73,486	$15,468,803
Vulcan Materials Co.	127,147	15,881,932
		31,350,735
Consumer Electronics–0.19%
Garmin Ltd.	174,590	13,352,643
Consumer Finance–0.85%
American Express Co.	133,682	15,334,662
Capital One Financial Corp.	177,401	15,233,424
Discover Financial Services	206,570	15,399,793
Synchrony Financial	457,677	15,391,678
		61,359,557
Copper–0.16%
Freeport-McMoRan, Inc.	1,193,973	11,593,478
Data Processing & Outsourced Services–3.13%
Alliance Data Systems Corp.	86,775	11,931,563
Automatic Data Processing, Inc.	96,723	15,487,287
Broadridge Financial Solutions, Inc.	145,897	18,218,158
Fidelity National Information Services, Inc.	136,554	16,427,446
Fiserv, Inc.(b)	170,065	14,601,781
FleetCor Technologies, Inc.(b)	63,361	16,360,444
Global Payments, Inc.	110,766	17,062,395
Jack Henry & Associates, Inc.	109,914	14,422,915
Mastercard, Inc., Class A	65,060	16,361,939
Paychex, Inc.	189,089	16,221,945
PayPal Holdings, Inc.(b)	150,853	16,556,117
Total System Services, Inc.	155,083	19,157,403
Visa, Inc., Class A	97,964	15,804,532
Western Union Co. (The)	805,082	15,618,591
		224,232,516
Department Stores–0.47%
Kohl’s Corp.	213,001	10,505,209
Macy’s, Inc.	625,168	12,859,706
Nordstrom, Inc.	328,968	10,296,699
		33,661,614
Distillers & Vintners–0.41%
Brown-Forman Corp. Class B	289,165	14,452,467
Constellation Brands, Inc., Class A	86,858	15,326,094
		29,778,561
Distributors–0.38%
Genuine Parts Co.	136,257	13,475,817
LKQ Corp.(b)	527,792	13,537,865
		27,013,682
Diversified Banks–0.97%
Bank of America Corp.	503,844	13,402,250
Citigroup, Inc.	232,599	14,456,028
JPMorgan Chase & Co.	140,133	14,848,493
U.S. Bancorp	283,765	14,245,003
Wells Fargo & Co.	289,862	12,861,177
		69,812,951
Diversified Chemicals–0.17%
Eastman Chemical Co.	182,769	11,865,363
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Diversified Support Services–0.47%
Cintas Corp.	71,702	$15,905,655
Copart, Inc.(b)	247,855	17,716,675
		33,622,330
Drug Retail–0.17%
Walgreens Boots Alliance, Inc.	240,986	11,890,249
Electric Utilities–2.86%
Alliant Energy Corp.	312,111	14,812,788
American Electric Power Co., Inc.	176,145	15,169,607
Duke Energy Corp.	160,034	13,700,511
Edison International	232,636	13,811,599
Entergy Corp.	156,072	15,149,909
Evergy, Inc.	258,879	15,051,225
Eversource Energy	207,162	15,296,842
Exelon Corp.	295,923	14,227,978
FirstEnergy Corp.	353,023	14,558,669
NextEra Energy, Inc.	76,497	15,162,470
Pinnacle West Capital Corp.	154,949	14,551,261
PPL Corp.	451,380	13,433,069
Southern Co. (The)	283,598	15,172,493
Xcel Energy, Inc.	259,297	14,868,090
		204,966,511
Electrical Components & Equipment–0.75%
AMETEK, Inc.	183,559	15,031,646
Eaton Corp. PLC	181,848	13,545,858
Emerson Electric Co.	216,743	13,056,598
Rockwell Automation, Inc.	82,708	12,311,086
		53,945,188
Electronic Components–0.36%
Amphenol Corp., Class A	155,450	13,524,150
Corning, Inc.	427,075	12,316,843
		25,840,993
Electronic Equipment & Instruments–0.38%
FLIR Systems, Inc.	291,560	14,091,095
Keysight Technologies, Inc.(b)	171,867	12,912,368
		27,003,463
Electronic Manufacturing Services–0.38%
IPG Photonics Corp.(b)	97,474	12,200,820
TE Connectivity Ltd.	177,794	14,975,589
		27,176,409
Environmental & Facilities Services–0.63%
Republic Services, Inc.	185,303	15,674,781
Rollins, Inc.	359,888	13,520,992
Waste Management, Inc.	145,883	15,952,306
		45,148,079
Fertilizers & Agricultural Chemicals–0.55%
CF Industries Holdings, Inc.	358,280	14,417,187
FMC Corp.	186,187	13,675,435
Mosaic Co. (The)	515,172	11,060,743
		39,153,365
Financial Exchanges & Data–1.59%
Cboe Global Markets, Inc.	156,342	16,969,361
CME Group, Inc., Class A	84,149	16,166,706
Intercontinental Exchange, Inc.	199,105	16,368,422
Shares		Value
Financial Exchanges & Data–(continued)
Moody’s Corp.	84,942	$15,534,193
MSCI, Inc.	79,122	17,407,631
Nasdaq, Inc.	173,000	15,680,720
S&P Global, Inc.	73,524	15,725,313
		113,852,346
Food Distributors–0.21%
Sysco Corp.	219,445	15,102,205
Food Retail–0.19%
Kroger Co. (The)	589,911	13,455,870
Footwear–0.18%
NIKE, Inc. Class B	170,225	13,131,157
Gas Utilities–0.20%
Atmos Energy Corp.	144,120	14,671,416
General Merchandise Stores–0.63%
Dollar General Corp.	121,599	15,477,121
Dollar Tree, Inc.(b)	140,968	14,320,939
Target Corp.	190,411	15,318,565
		45,116,625
Gold–0.20%
Newmont Goldcorp Corp.	428,215	14,169,634
Health Care Distributors–0.82%
AmerisourceBergen Corp.	188,916	14,709,000
Cardinal Health, Inc.	302,623	12,731,350
Henry Schein, Inc.(b)	246,459	15,886,747
McKesson Corp.	129,045	15,761,556
		59,088,653
Health Care Equipment–3.19%
Abbott Laboratories	188,374	14,340,913
ABIOMED, Inc.(b)	45,940	12,032,605
Baxter International, Inc.	194,727	14,300,751
Becton, Dickinson and Co.	58,507	13,657,874
Boston Scientific Corp.(b)	365,353	14,033,209
Danaher Corp.	115,443	15,239,630
Edwards Lifesciences Corp.(b)	85,283	14,557,808
Hologic, Inc.(b)	309,700	13,629,897
IDEXX Laboratories, Inc.(b)	71,552	17,871,543
Intuitive Surgical, Inc.(b)	27,044	12,571,403
Medtronic PLC	159,469	14,763,640
ResMed, Inc.	142,922	16,310,259
Stryker Corp.	77,097	14,127,254
Teleflex, Inc.	50,315	14,505,815
Varian Medical Systems, Inc.(b)	108,119	13,651,105
Zimmer Biomet Holdings, Inc.	118,699	13,523,377
		229,117,083
Health Care Facilities–0.38%
HCA Healthcare, Inc.	115,721	13,997,612
Universal Health Services, Inc. Class B	111,735	13,357,919
		27,355,531
Health Care REITs–0.64%
HCP, Inc.	475,309	15,072,049
Ventas, Inc.	232,861	14,972,962
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	192,545	$15,638,505
		45,683,516
Health Care Services–1.01%
Cigna Corp.	88,482	13,097,106
CVS Health Corp.	272,721	14,282,399
DaVita, Inc.(b)	288,991	12,547,989
Laboratory Corp. of America Holdings(b)	98,526	16,021,313
Quest Diagnostics, Inc.	171,093	16,409,529
		72,358,336
Health Care Supplies–0.68%
Align Technology, Inc.(b)	62,532	17,780,974
Cooper Cos., Inc. (The)	50,104	14,920,470
DENTSPLY SIRONA, Inc.	297,264	16,013,612
		48,715,056
Health Care Technology–0.25%
Cerner Corp.	260,326	18,215,010
Home Furnishings–0.37%
Leggett & Platt, Inc.	325,629	11,563,086
Mohawk Industries, Inc.(b)	109,290	14,814,259
		26,377,345
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	79,650	15,121,553
Lowe’s Cos., Inc.	145,325	13,555,916
		28,677,469
Homebuilding–0.65%
D.R. Horton, Inc.	357,305	15,278,362
Lennar Corp., Class A	302,433	15,018,823
PulteGroup, Inc.	523,391	16,225,121
		46,522,306
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	748,322	13,552,111
Hotels, Resorts & Cruise Lines–1.02%
Carnival Corp.	262,599	13,442,443
Hilton Worldwide Holdings, Inc.	175,077	15,658,887
Marriott International, Inc., Class A	119,594	14,930,115
Norwegian Cruise Line Holdings Ltd.(b)	262,408	14,356,341
Royal Caribbean Cruises Ltd.	123,863	15,081,559
		73,469,345
Household Appliances–0.17%
Whirlpool Corp.	104,944	12,055,967
Household Products–1.06%
Church & Dwight Co., Inc.	219,879	16,361,196
Clorox Co. (The)	91,459	13,610,014
Colgate-Palmolive Co.	220,889	15,378,292
Kimberly-Clark Corp.	124,568	15,931,001
Procter & Gamble Co. (The)	146,683	15,095,148
		76,375,651
Housewares & Specialties–0.17%
Newell Brands, Inc.	934,918	12,546,600
Human Resource & Employment Services–0.17%
Robert Half International, Inc.	223,177	11,975,678
Shares		Value
Hypermarkets & Super Centers–0.42%
Costco Wholesale Corp.	63,361	$15,180,028
Walmart, Inc.	147,916	15,004,599
		30,184,627
Independent Power Producers & Energy Traders–0.34%
AES Corp. (The)	815,545	12,885,611
NRG Energy, Inc.	348,170	11,851,707
		24,737,318
Industrial Conglomerates–0.79%
3M Co.	71,855	11,478,836
General Electric Co.	1,506,800	14,224,192
Honeywell International, Inc.	95,224	15,646,256
Roper Technologies, Inc.	45,440	15,627,725
		56,977,009
Industrial Gases–0.44%
Air Products and Chemicals, Inc.	79,593	16,204,339
Linde PLC (United Kingdom)	85,182	15,379,610
		31,583,949
Industrial Machinery–1.98%
Dover Corp.	161,701	14,457,687
Flowserve Corp.	336,091	15,611,427
Fortive Corp.	179,541	13,672,047
Illinois Tool Works, Inc.	102,630	14,331,253
Ingersoll-Rand PLC	138,400	16,378,256
Parker-Hannifin Corp.	85,399	13,007,976
Pentair PLC	346,665	12,070,875
Snap-on, Inc.	91,587	14,280,245
Stanley Black & Decker, Inc.	111,674	14,207,166
Xylem, Inc.	192,263	14,269,760
		142,286,692
Industrial REITs–0.41%
Duke Realty Corp.	482,942	14,531,725
Prologis, Inc.	206,392	15,204,898
		29,736,623
Insurance Brokers–0.86%
Aon PLC	89,083	16,041,176
Arthur J. Gallagher & Co.	185,279	15,600,492
Marsh & McLennan Cos., Inc.	161,142	15,405,175
Willis Towers Watson PLC	85,303	14,970,676
		62,017,519
Integrated Oil & Gas–0.53%
Chevron Corp.	118,689	13,512,743
Exxon Mobil Corp.	182,699	12,929,608
Occidental Petroleum Corp.	230,188	11,456,457
		37,898,808
Integrated Telecommunication Services–0.40%
AT&T, Inc.	481,813	14,733,842
Verizon Communications, Inc.	255,352	13,878,381
		28,612,223
Interactive Home Entertainment–0.65%
Activision Blizzard, Inc.	343,448	14,895,340
Electronic Arts, Inc.(b)	146,758	13,660,235
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Home Entertainment–(continued)
Take-Two Interactive Software, Inc.(b)	165,844	$17,936,028
		46,491,603
Interactive Media & Services–0.82%
Alphabet, Inc., Class A(b)	6,207	6,868,046
Alphabet, Inc. Class C(b)	6,387	7,048,885
Facebook, Inc., Class A(b)	85,112	15,104,827
TripAdvisor, Inc.(b)	283,542	11,985,320
Twitter, Inc.(b)	480,530	17,510,513
		58,517,591
Internet & Direct Marketing Retail–0.81%
Amazon.com, Inc.(b)(d)	8,906	15,808,773
Booking Holdings, Inc.(b)	8,412	13,932,123
eBay, Inc.	402,204	14,451,190
Expedia Group, Inc.	118,944	13,678,560
		57,870,646
Internet Services & Infrastructure–0.44%
Akamai Technologies, Inc.(b)	205,335	15,474,045
VeriSign, Inc.(b)	81,218	15,835,886
		31,309,931
Investment Banking & Brokerage–0.98%
Charles Schwab Corp. (The)	332,224	13,823,841
E*TRADE Financial Corp.	308,048	13,800,550
Goldman Sachs Group, Inc. (The)	73,934	13,492,216
Morgan Stanley	349,011	14,201,257
Raymond James Financial, Inc.	179,653	14,835,745
		70,153,609
IT Consulting & Other Services–0.95%
Accenture PLC, Class A	89,276	15,897,377
Cognizant Technology Solutions Corp., Class A	202,882	12,564,482
DXC Technology Co.	224,881	10,690,843
Gartner, Inc.(b)	102,195	15,462,104
International Business Machines Corp.	106,855	13,569,516
		68,184,322
Leisure Products–0.36%
Hasbro, Inc.	165,825	15,776,590
Mattel, Inc.(b)(e)	996,214	9,812,708
		25,589,298
Life & Health Insurance–1.42%
Aflac, Inc.	297,325	15,252,773
Lincoln National Corp.	239,905	14,262,352
MetLife, Inc.	326,882	15,105,217
Principal Financial Group, Inc.	289,223	14,915,230
Prudential Financial, Inc.	154,717	14,292,756
Torchmark Corp.	177,882	15,210,690
Unum Group	400,641	12,616,185
		101,655,203
Life Sciences Tools & Services–1.37%
Agilent Technologies, Inc.	185,113	12,411,827
Illumina, Inc.(b)	49,010	15,041,659
IQVIA Holdings, Inc.(b)	105,035	14,269,005
Mettler-Toledo International, Inc.(b)	21,198	15,328,062
PerkinElmer, Inc.	157,125	13,566,172
Shares		Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	57,774	$15,424,502
Waters Corp.(b)	60,498	12,142,554
		98,183,781
Managed Health Care–1.02%
Anthem, Inc.	48,925	13,600,171
Centene Corp.(b)	255,217	14,738,782
Humana, Inc.	53,807	13,175,182
UnitedHealth Group, Inc.	60,832	14,709,178
WellCare Health Plans, Inc.(b)	60,218	16,631,609
		72,854,922
Metal & Glass Containers–0.22%
Ball Corp.	262,408	16,109,227
Motorcycle Manufacturers–0.17%
Harley-Davidson, Inc.	383,301	12,541,609
Movies & Entertainment–0.63%
Netflix, Inc.(b)	41,290	14,174,031
Viacom, Inc. Class B	500,177	14,520,138
Walt Disney Co. (The)	126,834	16,747,162
		45,441,331
Multi-line Insurance–0.66%
American International Group, Inc.	342,064	17,469,208
Assurant, Inc.	144,409	14,435,124
Hartford Financial Services Group, Inc. (The)	300,044	15,800,317
		47,704,649
Multi-Sector Holdings–0.39%
Berkshire Hathaway, Inc. Class B(b)	72,647	14,341,971
Jefferies Financial Group, Inc.	761,748	13,460,087
		27,802,058
Multi-Utilities–2.05%
Ameren Corp.	201,326	14,765,249
CenterPoint Energy, Inc.	480,690	13,670,824
CMS Energy Corp.	264,185	14,823,420
Consolidated Edison, Inc.	172,215	14,862,155
Dominion Energy, Inc.	190,613	14,330,285
DTE Energy Co.	117,167	14,700,944
NiSource, Inc.	526,445	14,661,493
Public Service Enterprise Group, Inc.	245,161	14,405,660
Sempra Energy	118,029	15,514,912
WEC Energy Group, Inc.	187,469	15,100,628
		146,835,570
Office REITs–0.80%
Alexandria Real Estate Equities, Inc.	104,905	15,359,141
Boston Properties, Inc.	109,001	14,260,601
SL Green Realty Corp.	159,751	13,738,586
Vornado Realty Trust	213,410	14,134,144
		57,492,472
Oil & Gas Drilling–0.19%
Helmerich & Payne, Inc.	273,341	13,369,108
Oil & Gas Equipment & Services–0.85%
Baker Hughes, a GE Co., Class A	561,024	12,011,524
Halliburton Co.	525,487	11,187,618
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Equipment & Services–(continued)
National Oilwell Varco, Inc.	557,988	$11,634,050
Schlumberger Ltd.	349,603	12,127,728
TechnipFMC PLC (United Kingdom)	688,043	14,311,294
		61,272,214
Oil & Gas Exploration & Production–2.63%
Anadarko Petroleum Corp.	343,121	24,145,434
Apache Corp.	451,804	11,778,530
Cabot Oil & Gas Corp.	585,129	14,639,928
Cimarex Energy Co.	211,379	12,088,765
Concho Resources, Inc.	143,948	14,108,343
ConocoPhillips	220,619	13,007,696
Devon Energy Corp.	540,440	13,597,470
Diamondback Energy, Inc.	151,153	14,822,063
EOG Resources, Inc.	166,995	13,673,551
Hess Corp.	262,456	14,660,792
Marathon Oil Corp.	887,224	11,666,996
Noble Energy, Inc.	673,909	14,421,653
Pioneer Natural Resources Co.	110,732	15,719,515
		188,330,736
Oil & Gas Refining & Marketing–0.67%
HollyFrontier Corp.	295,802	11,234,560
Marathon Petroleum Corp.	251,045	11,545,559
Phillips 66	153,060	12,367,248
Valero Energy Corp.	181,004	12,742,682
		47,890,049
Oil & Gas Storage & Transportation–0.60%
Kinder Morgan, Inc.	731,634	14,596,098
ONEOK, Inc.	220,114	14,003,653
Williams Cos., Inc. (The)	536,024	14,140,313
		42,740,064
Packaged Foods & Meats–2.55%
Campbell Soup Co.	400,752	14,551,305
Conagra Brands, Inc.	642,418	17,197,530
General Mills, Inc.	310,033	15,328,032
Hershey Co. (The)	129,764	17,123,657
Hormel Foods Corp.	335,778	13,259,873
JM Smucker Co. (The)	140,844	17,120,997
Kellogg Co.	264,572	13,905,904
Kraft Heinz Co. (The)	449,692	12,433,984
Lamb Weston Holdings, Inc.	206,186	12,216,520
McCormick & Co., Inc.	105,326	16,435,069
Mondelez International, Inc., Class A	309,899	15,758,364
Tyson Foods, Inc., Class A	229,931	17,449,464
		182,780,699
Paper Packaging–0.92%
Avery Dennison Corp.	133,164	13,857,046
International Paper Co.	315,384	13,078,975
Packaging Corp. of America	148,204	13,202,012
Sealed Air Corp.	321,638	13,476,632
WestRock Co.	382,894	12,482,344
		66,097,009
Personal Products–0.43%
Coty, Inc., Class A	1,312,286	16,193,609
Shares		Value
Personal Products–(continued)
Estee Lauder Cos., Inc. (The), Class A	92,508	$14,896,563
		31,090,172
Pharmaceuticals–1.83%
Allergan PLC	99,510	12,131,264
Bristol-Myers Squibb Co.	280,894	12,744,161
Eli Lilly and Co.	113,930	13,209,044
Johnson & Johnson	104,556	13,712,519
Merck & Co., Inc.	180,891	14,328,376
Mylan N.V.(b)	542,471	9,113,513
Nektar Therapeutics(b)	410,906	12,869,576
Perrigo Co. PLC	310,433	13,044,395
Pfizer, Inc.	353,023	14,657,515
Zoetis, Inc.	156,207	15,784,717
		131,595,080
Property & Casualty Insurance–1.33%
Allstate Corp. (The)	154,717	14,777,021
Chubb Ltd.	109,058	15,930,102
Cincinnati Financial Corp.	170,850	16,784,304
Loews Corp.	307,916	15,814,566
Progressive Corp. (The)	199,738	15,835,228
Travelers Cos., Inc. (The)	110,174	16,038,029
		95,179,250
Publishing–0.18%
News Corp., Class A	849,476	9,675,532
News Corp. Class B	272,939	3,179,739
		12,855,271
Railroads–0.84%
CSX Corp.	201,130	14,978,151
Kansas City Southern	129,694	14,691,736
Norfolk Southern Corp.	81,655	15,934,157
Union Pacific Corp.	87,857	14,652,791
		60,256,835
Real Estate Services–0.18%
CBRE Group, Inc., Class A(b)	288,184	13,170,009
Regional Banks–2.60%
BB&T Corp.	291,031	13,605,699
Citizens Financial Group, Inc.	415,280	13,529,822
Comerica, Inc.	172,937	11,901,524
Fifth Third Bancorp	541,250	14,343,125
First Republic Bank	141,910	13,768,108
Huntington Bancshares, Inc.	1,049,065	13,270,672
KeyCorp	860,772	13,746,529
M&T Bank Corp.	86,004	13,726,239
People’s United Financial, Inc.	841,209	12,929,382
PNC Financial Services Group, Inc. (The)	113,930	14,498,732
Regions Financial Corp.	933,105	12,904,842
SunTrust Banks, Inc.	227,360	13,643,874
SVB Financial Group(b)	60,223	12,128,912
Zions Bancorp. N.A.	296,409	12,766,336
		186,763,796
Reinsurance–0.23%
Everest Re Group, Ltd.	66,588	16,491,184
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Research & Consulting Services–0.84%
Equifax, Inc.	133,005	$16,080,304
IHS Markit Ltd.(b)	274,745	15,767,616
Nielsen Holdings PLC	554,558	12,605,103
Verisk Analytics, Inc., Class A	114,554	16,037,560
		60,490,583
Residential REITs–1.25%
Apartment Investment & Management Co., Class A	292,091	14,589,945
AvalonBay Communities, Inc.	73,483	14,917,784
Equity Residential	196,022	15,009,405
Essex Property Trust, Inc.	50,917	14,854,526
Mid-America Apartment Communities, Inc.	136,929	15,634,553
UDR, Inc.	321,566	14,399,725
		89,405,938
Restaurants–1.09%
Chipotle Mexican Grill, Inc.(b)	23,416	15,453,858
Darden Restaurants, Inc.	134,104	15,598,977
McDonald’s Corp.	80,418	15,944,477
Starbucks Corp.	208,118	15,829,455
Yum! Brands, Inc.	149,323	15,283,209
		78,109,976
Retail REITs–1.17%
Federal Realty Investment Trust	109,497	14,314,543
Kimco Realty Corp.	833,438	14,501,821
Macerich Co. (The)	343,693	12,486,367
Realty Income Corp.	206,955	14,503,406
Regency Centers Corp.	226,362	14,930,838
Simon Property Group, Inc.	82,855	13,429,967
		84,166,942
Semiconductor Equipment–0.60%
Applied Materials, Inc.	382,488	14,798,461
KLA-Tencor Corp.	126,678	13,056,701
Lam Research Corp.	85,500	14,929,155
		42,784,317
Semiconductors–2.51%
Advanced Micro Devices, Inc.(b)	655,844	17,976,684
Analog Devices, Inc.	136,942	13,231,336
Broadcom, Inc.	54,638	13,749,106
Intel Corp.	275,060	12,113,642
Maxim Integrated Products, Inc.	277,866	14,612,973
Microchip Technology, Inc.	169,725	13,583,092
Micron Technology, Inc.(b)	373,483	12,179,281
NVIDIA Corp.	95,824	12,980,319
Qorvo, Inc.(b)	210,485	12,877,472
QUALCOMM, Inc.	269,663	18,018,882
Skyworks Solutions, Inc.	180,146	12,003,128
Texas Instruments, Inc.	137,661	14,359,419
Xilinx, Inc.	121,681	12,449,183
		180,134,517
Soft Drinks–0.65%
Coca-Cola Co. (The)	321,925	15,816,175
Monster Beverage Corp.(b)	238,163	14,732,763
PepsiCo, Inc.	125,271	16,034,688
		46,583,626
Shares		Value
Specialized Consumer Services–0.21%
H&R Block, Inc.	578,563	$15,187,279
Specialized REITs–1.93%
American Tower Corp.	79,483	16,593,666
Crown Castle International Corp.	119,337	15,515,003
Digital Realty Trust, Inc.	128,895	15,173,519
Equinix, Inc.	33,540	16,293,397
Extra Space Storage, Inc.	148,723	15,937,157
Iron Mountain, Inc.	415,041	12,721,007
Public Storage	67,352	16,021,694
SBA Communications Corp., Class A(b)	78,677	17,026,489
Weyerhaeuser Co.	585,366	13,346,345
		138,628,277
Specialty Chemicals–1.34%
Albemarle Corp.	173,980	11,012,934
Celanese Corp., Class A	144,669	13,733,428
DuPont de Nemours Inc.(b)	399,642	12,197,074
Ecolab, Inc.	85,127	15,671,029
International Flavors & Fragrances, Inc.	115,112	15,588,467
PPG Industries, Inc.	131,670	13,779,266
Sherwin-Williams Co. (The)	34,618	14,520,520
		96,502,718
Specialty Stores–0.63%
Tiffany & Co.	153,028	13,636,325
Tractor Supply Co.	159,698	16,094,364
Ulta Beauty, Inc.(b)	47,113	15,706,532
		45,437,221
Steel–0.17%
Nucor Corp.	249,785	11,989,680
Systems Software–0.98%
Fortinet, Inc.(b)	178,940	12,969,571
Microsoft Corp.	130,622	16,155,329
Oracle Corp.	273,548	13,841,529
Red Hat, Inc.(b)	79,879	14,721,700
Symantec Corp.	657,637	12,317,541
		70,005,670
Technology Hardware, Storage & Peripherals–1.31%
Apple, Inc.	83,483	14,615,369
Hewlett Packard Enterprise Co.	924,736	12,687,378
HP, Inc.	770,285	14,388,924
NetApp, Inc.	228,439	13,523,589
Seagate Technology PLC	312,313	13,070,299
Western Digital Corp.	304,025	11,315,810
Xerox Corp.	476,407	14,582,818
		94,184,187
Tobacco–0.36%
Altria Group, Inc.	260,702	12,790,040
Philip Morris International, Inc.	165,067	12,731,618
		25,521,658
Trading Companies & Distributors–0.56%
Fastenal Co.	469,968	14,376,321
United Rentals, Inc.(b)	117,129	12,895,903
W.W. Grainger, Inc.	49,199	12,874,886
		40,147,110
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Trucking–0.17%
J.B. Hunt Transport Services, Inc.	141,826	$12,075,066
Water Utilities–0.22%
American Water Works Co., Inc.	140,789	15,911,973
Total Common Stocks & Other Equity Interests (Cost $4,965,141,463)		7,139,311,064
Money Market Funds–0.37%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(f)	9,140,535	9,140,534
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(f)	6,527,997	6,529,956
Invesco Treasury Portfolio, Institutional Class, 2.28%(f)	10,446,325	10,446,325
Total Money Market Funds (Cost $26,116,771)		26,116,815
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $4,991,258,234)		7,165,427,879
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.11%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(f)(g)	5,628,524	5,628,524
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(f)(g)	2,316,620	2,317,315
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,945,839)		7,945,839
TOTAL INVESTMENTS IN SECURITIES–100.00% (Cost $4,999,204,073)		7,173,373,718
OTHER ASSETS LESS LIABILITIES–0.00%		132,640
NET ASSETS–100.00%		$7,173,506,358
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of May 31, 2019 represented less than 1% of the Fund’s Net Assets. See Note 3.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 1E.
(e)	All or a portion of this security was out on loan at May 31, 2019.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	272	June-2019	$37,435,360	$(2,417,948)	$(2,417,948)
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Equally-Weighted S&P 500 Fund

B.	Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Equally-Weighted S&P 500 Fund

The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,139,311,064	$—	$—	$7,139,311,064
Money Market Funds	34,062,654	—	—	34,062,654
Total Investments in Securities	7,173,373,718	—	—	7,173,373,718
Other Investments - Liabilities*
Futures Contracts	(2,417,948)	—	—	(2,417,948)
Total Investments	$7,170,955,770	$—	$—	$7,170,955,770

*	Unrealized appreciation (depreciation).
NOTE 3—Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended May 31, 2019.
	Value 08/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/19	Dividend Income
Invesco Ltd.	$13,432,569	$5,544,659	$(1,278,978)	$(1,620,152)	$(945,990)	$15,132,108	$686,708
Invesco Equally-Weighted S&P 500 Fund